UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Sparrow Capital Management, Inc.
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   March 31,2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $125,452


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ACTRADE FINANCIAL TECH., LTD.  COM              00507P102      413    18005 SH       DEFINED                  7400        0    10605
ALLSTATE CORPORATION           COM              020002101     5457   130115 SH       DEFINED                  9200        0   120915
AMERICAN EXPRESS CO            COM              025816109      478    11565 SH       DEFINED                  7200        0     4365
AMGEN INC                      COM              031162100     1463    24305 SH       DEFINED                 11980        0    12325
ANHEUSER BUSCH COS INC         COM              035229103     1211    26365 SH       DEFINED                     0        0    26365
BEST BUY INC                   COM              086516101      733    20375 SH       DEFINED                  9600        0    10775
CALPINE CORP                   COM              131347106     3251    59030 SH       DEFINED                 28740        0    30290
CANADIAN PACIFIC LTD (NEW)     COM              135923100      590    16080 SH       DEFINED                  6025        0    10055
CELESTICA INC                  COM              15101Q108     1369    49650 SH       DEFINED                  5800        0    43850
CENTRAL MINERA CORP COM        COM              154130108        1    16300 SH       DEFINED                     0        0    16300
CERNER CORP                    COM              156782104      380    11090 SH       DEFINED                  3210        0     7880
CISCO SYSTEMS INC              COM              17275R102      456    28810 SH       DEFINED                 18540        0    10270
COMCAST CORP                      CLASS A       200300101      272     6612 SH       DEFINED                     0        0     6612
D R HORTON INC                 COM              23331A109     5737   271232 SH       DEFINED                 22133        0   249099
DISNEY WALT CO                 COM              254687106      256     8950 SH       DEFINED                  3200        0     5750
DYNEGY INC (NEW)                  CLASS A       26816Q101     5497   107760 SH       DEFINED                 10025        0    97735
EMC CORPORATION MASS           COM              268648102     2342    79670 SH       DEFINED                 15360        0    64310
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     3894    69703 SH       DEFINED                   550        0    69153
ELECTRONICS FOR IMAGING INC    COM              286082102      353    14315 SH       DEFINED                  3900        0    10415
FEDERAL NATL MTG ASSN          COM              313586109     6814    85600 SH       DEFINED                  4400        0    81200
FIRST DATA CORP                COM              319963104     2612    43738 SH       DEFINED                  1413        0    42325
GENERAL ELECTRIC CO            COM              369604103     7059   168636 SH       DEFINED                 16080        0   152556
GOLDEN WEST FINL CORP DEL      COM              381317106      565     8710 SH       DEFINED                  2810        0     5900
HOME DEPOT INC                 COM              437076102      378     8774 SH       DEFINED                  5100        0     3674
INTEL CORP                     COM              458140100      335    12735 SH       DEFINED                  5050        0     7685
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      456     9050 SH       DEFINED                  3645        0     5405
INVITRO INTERNATIONAL          COM              461853103        1    86200 SH       DEFINED                     0        0    86200
KANSAS CITY SOUTHN INDS        COM              485170104      220     2355 SH       DEFINED                     0        0     2355
KEEBLER FOODS CO               COM              487256109      386     9155 SH       DEFINED                  7600        0     1555
KERR MC GEE CORP               COM              492386107     6937   106895 SH       DEFINED                 10600        0    96295
KEYSPAN CORP                   COM              49337W100      449    11770 SH       DEFINED                  4085        0     7685
MAY DEPT STORES CO             COM              577778103     3461    97541 SH       DEFINED                     0        0    97541
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      874    15985 SH       DEFINED                  4200        0    11785
MORGAN STANLEY D. WITTER & CO  COM              617446448     1067    19945 SH       DEFINED                  9680        0    10265
NEWPORT NEWS SHIPBUILDING      COM              652228107      238     4865 SH       DEFINED                  2075        0     2790
ORACLE CORP                    COM              68389X105      312    20850 SH       DEFINED                 16800        0     4050
PEOPLESOFT INC                 COM              712713106      270    11515 SH       DEFINED                 10300        0     1215
PEPSI BOTTLING GROUP INC       COM              713409100     8625   226915 SH       DEFINED                 24700        0   202215
PFIZER INC                     COM              717081103     5103   124606 SH       DEFINED                 14900        0   109706
REEBOK INTL LTD                COM              758110100      450    18105 SH       DEFINED                  6970        0    11135
SOUTHWEST AIRLINES CO          COM              844741108     6877   387445 SH       DEFINED                 21900        0   365545
STATE STREET CORP              COM              857477103      390     4175 SH       DEFINED                     0        0     4175
SUN MICROSYSTEMS INC           COM              866810104      400    26010 SH       DEFINED                 19800        0     6210
SYSCO CORP                     COM              871829107     5296   199770 SH       DEFINED                 14000        0   185770
TECO ENERGY INC                COM              872375100     7308   243930 SH       DEFINED                  3880        0   240050
TENET HEALTHCARE CORP          COM              88033G100     7728   175639 SH       DEFINED                  4365        0   171274
TYCO INTL LTD (NEW)            COM              902124106     6696   154887 SH       DEFINED                 19440        0   135447
USA EDUCATIONAL INC-STUDENT LN COM              90390U102     8702   119782 SH       DEFINED                     0        0   119782
WAL MART STORES INC            COM              931142103     1290    25547 SH       DEFINED                 13320        0    12227